INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES	Income Taxes

Income tax expense consisted of the following components:

(Dollars in thousands)	2019	2018	2017
Current expense
Federal	$31,343	$34,330	$22,599
State	854	1,029	1,265
Total current expense	32,197	35,359	23,864
Deferred expense (benefit)
Federal	10,946	4,675	(4,657)
State	1,644	1,592	169
Total deferred expense (benefit)	12,590	6,267	(4,488)
Income tax expense	$44,787	$41,626	$19,376

The difference between the federal income tax rates applied to income before income taxes and the effective rates were due to the following:

(Dollars in thousands)	2019	2018	2017
Income taxes computed at federal statutory rate on income before income taxes (21% in 2019 and 2018; 35% in 2017)	$51,001	$44,986	$40,657
Benefit from tax-exempt income	(5,964)	(4,499)	(3,427)
Tax credits	(10,075)	(5,439)	(16,806)
Tax rate reduction impact	0	0	(8,191)
Basis reduction on tax credit	738	0	4,599
Tax benefit of equity compensation	(140)	(565)	(1,449)
State income taxes, net of federal tax benefit	1,973	2,070	932
Affordable housing investments	5,825	4,725	2,798
Other	1,429	348	263
Income tax expense	$44,787	$41,626	$19,376

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. As a result, First Financial revalued its deferred tax assets and liabilities as well as its investments in affordable housing projects utilizing a 21% federal rate compared to a 35% rate in prior periods, which resulted in an $8.2 million reduction in tax expense in 2017.

The major components of the temporary differences that gave rise to deferred tax assets and liabilities at December 31, 2019, and 2018, were as follows:

(Dollars in thousands)	2019	2018
Deferred tax assets
Allowance for loan and lease losses	$13,011	$12,782
Fair value adjustments on business combinations	6,470	11,199
Deferred compensation	228	392
Postretirement benefits other than pension liability	666	676
Accrued stock-based compensation	1,296	1,145
OREO write-downs	162	118
Interest on nonaccrual loans	548	1,160
Accrued expenses	4,708	5,808
Net unrealized losses on investment securities and derivatives	0	3,221
State net operating loss	2,792	3,119
Leasing liability	14,806	0
Federal tax credit carryforwards	0	873
Other	816	425
Total deferred tax assets	45,503	40,918

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(10,970)	(9,530)
FHLB and FRB stock	(4,043)	(4,044)
Mortgage-servicing rights	(2,435)	(2,285)
Leasing activities	(7,349)	(3,881)
Retirement obligation	(8,511)	(6,614)
Intangible assets	(11,647)	(12,310)
Deferred loan fees and costs	(1,100)	(131)
Prepaid expenses	(623)	(582)
Limited partnership investments	(2,249)	(2,367)
Net unrealized gains on investment securities	(11,359)	0
Foreign exchange deferred income	(2,845)	0
Right of use assets	(13,354)	0
Other	(2,048)	(1,867)
Total deferred tax liabilities	(78,533)	(43,611)
Total net deferred tax liability	$(33,030)	$(2,693)

In conjunction with the MSFG merger, First Financial acquired a state net operating loss. At December 31, 2019 and 2018, the state net operating loss carryforward was $3.6 million and $3.9 million, and begin to expire in 2024 and 2022, respectively. The Company expects to fully utilize this net operating loss and, therefore, a valuation allowance is not required at December 31, 2019 and 2018. The acquired MSFG state net operating loss is subject to IRC Section 382 and is limited annually.

The realization of the Company’s deferred tax assets is dependent upon the Company’s ability to generate taxable income in future periods and the reversal of deferred tax liabilities during the same period. The Company has evaluated the available evidence supporting the realization of its deferred tax assets and determined it is more likely than not that the assets will be realized and thus no valuation allowance was recorded at December 31, 2019 and 2018.

The Bank’s retained earnings at December 31, 2019 and December 31, 2018 included base-year bad debt reserves of $16.1 million as a result of the merger with MSFG.  Base-year reserves are subject to recapture in the event the Bank redeems its stock, makes distributions in excess of current and accumulated earnings and profits (as calculated for federal income tax purposes), loses its “bank” status or liquidates.  The Bank has no intention of meeting any of the criteria for recapture.  Accordingly, a deferred income tax liability of $3.4 million has not been recorded.

At both December 31, 2019 and 2018, First Financial had $2.4 million and $2.9 million of unrecognized tax benefits, as determined in FASB ASC Topic 740-10, Income Taxes, that, if recognized, would favorably affect the effective income tax rate in future periods. A progression of gross unrecognized tax benefits as of December 31, 2019 and 2018 is as follows:

(Dollars in thousands)	2019	2018
Balance at beginning of year	$3,735	$3,735
Settlements	(729)	0
Balance at end of year	$3,006	$3,735

The unrecognized tax benefits relate to state income tax exposures where First Financial believes it is likely that, upon examination, a state may take a position contrary to the position taken by the Company. The Company believes that resolution regarding our uncertain tax positions is reasonably possible within the next twelve months and could result in full, partial or no recognition of the benefit.

First Financial recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. At December 31, 2019 and 2018, the Company had no interest or penalties recorded.

First Financial and its subsidiaries are subject to U.S. federal income tax as well as state and local income tax in several jurisdictions. Tax years prior to 2016 have been closed and are no longer subject to U.S. federal income tax examinations. Tax years 2016 through 2019 remain open to examination by the federal taxing authority.

First Financial is no longer subject to state and local income tax examinations for years prior to 2011. Tax years 2011 through 2019 remain open to state and local examination by various other jurisdictions.